Other assets (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current
Partners in joint operations	$ 1,144,637	$ 845,590
Prepaid expenses	1,595,206	789,029
Advanced payments to contractors and suppliers	422,533	553,356
Trust funds	593,942	547,439
Related parties (Note 31)	91	84
Other assets	41,268	33,531
Total current	3,797,677	2,769,029
Non-current
Abandonment and pension funds	691,656	648,980
Trust funds	346,232	245,790
Employee benefits	383,977	332,710
Advanced payments and deposits	46,840	55,178
Judicial deposits and attachments	42,574	47,264
Other assets	325,974	303,891
Total non-current	$ 1,837,253	$ 1,633,813